Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000004013
Average Annual Return [Line Items]
Average Annual Return, Percent	14.98%		(0.57%)		4.82%
Without Sales Load [Member] | C000184318
Average Annual Return [Line Items]
Average Annual Return, Percent	15.33%		(0.37%)	3.32%
Without Sales Load [Member] | C000225810
Average Annual Return [Line Items]
Average Annual Return, Percent	16.23%	(9.72%)
TOPIX Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.29%		4.90%		6.09%
TOPIX Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.29%		4.90%	5.58%
TOPIX Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	21.29%	1.05%
MSCI Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%		5.30%		6.09%
MSCI Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%		5.30%	5.98%
MSCI Japan Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.33%	1.02%